REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Prior Period Adjustment [Abstract]
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
NOTE 2 – Revision of Previously Issued Financial Statements
During the preparation of its unaudited condensed consolidated financial statements as of and for the three months ended March 31, 2024, the Company identified certain errors in its previously issued unaudited condensed consolidated statements of cash flows for the three months ended March 31, 2023. The errors identified had no impact on the unaudited condensed consolidated balance sheets, statements of income and comprehensive income, and statements of changes in redeemable convertible preferred stock and shareholders’ equity. As described further below, the Company has revised its previously issued unaudited condensed consolidated statement of cash flows for the three months ended March 31, 2023 within this Quarterly Report on Form
10-Q
as of and for the three months ended March 31, 2024. The following paragraphs describe the errors in the previously issued unaudited condensed consolidated statements of cash flows for the three months ended March 31, 2023, and the table following these paragraphs presents the quantitative impact of the errors described in the paragraphs below.
Statement of cash flow errors related to leases
The Company determined that the previously reported amount of $2.5 million in ROU assets obtained in exchange for lease liabilities disclosed within the non-cash
investing and financing activities section of the unaudited condensed consolidated statement of cash flows for the three months ended March 31, 2023 was calculated incorrectly. The calculation of the amount previously reported in the unaudited condensed consolidated statement of cash flows incorrectly included amounts for Canadian leases that were excluded from the consolidated balance sheet due to their being immaterial. In addition, the calculation incorrectly included amounts for ROU assets obtained in exchange for lease liabilities whereby the leases had terminated.
Also, with respect to leases, the Company determined that the previously reported amount of non-cash
lease expense of negative $0.2 million within the operating activities section of the unaudited condensed consolidated statement of cash flows for the three months ended March 31, 2023 was calculated incorrectly. The previously reported amount was calculated as solely the change in ROU assets from December 31, 2022 to March 31, 2023 without taking into account the fact that the change in ROU assets is also impacted by the non-cash
ROU assets obtained in exchange for lease liabilities.
In addition, the Company determined that the previously reported amount of $0.3 million for operating lease liabilities within the changes in operating assets and liabilities section of the unaudited condensed consolidated statement of cash flows was calculated incorrectly. The previously reported amount was calculated as solely the change in the operating lease liability from December 31, 2022 to March 31, 2023 without taking into account the fact that the change in the operating lease liability is also impacted by the non-cash
ROU assets obtained in exchange for lease liabilities described above.
Statement of cash flow errors related to inventory and property, plant, and equipment
The Company determined that the previously reported amount of inventories of negative $1.4 million within the changes in operating assets and liabilities section of the unaudited condensed consolidated statement of cash flows for the three months ended March 31, 2023 was calculated incorrectly. The calculation of the amount previously reported in the unaudited condensed consolidated statement of cash flows incorrectly included the non-cash
amounts expensed on the income statement for the provision for excess and obsolete inventory. The provision for excess and obsolete inventory should have been presented separately within the reconciliation of net income to net cash flows from operating activities in the unaudited condensed consolidated statement of cash flows for the three months ended March 31, 2023.
In addition, the Company determined that the previously reported amount of inventories of negative $1.4 million and accounts payable of positive $5.8 million within the changes in operating assets and liabilities section of the unaudited condensed consolidated statement of cash flows for the three months ended March 31, 2023 were not adjusted for the impact of the amount of purchases of inventory that were not paid in cash during the three months ended March 31, 2023. The previously reported amounts were calculated as solely the changes in inventories and accounts payable from December 31, 2022 to March 31, 2023 without taking into account the fact that the changes in both inventories and accounts payable are also impacted by the amount of inventory that has not yet been paid in cash at period end.
The Company determined that the previously reported amount of proceeds from sale of lost-in-hole
equipment of $5.3 million within the investing activities section of the unaudited condensed consolidated statement of cash flows for the three months ended March 31, 2023 was calculated incorrectly. The calculation of the amount previously reported in the unaudited condensed consolidated statement of cash flows incorrectly included the non-cash
amounts expensed on the income statement for the provision for excess and obsolete property, plant and equipment. The amount for the provision for excess and obsolete property, plant and equipment should have been presented within the reconciliation of net income to net cash flows from operating activities on the unaudited condensed consolidated statement of cash flows for the March 31, 2023.
Furthermore, the Company determined that the previously reported amount of purchases of property, plant and equipment of negative $10.8 million within the investing activities section of the unaudited condensed consolidated statement of cash flows for the March 31, 2023 was calculated incorrectly. The Company determined that the previously reported amount of purchases of property, plant and equipment was calculated using an incorrect amount for the additions to property, plant and equipment that were not paid for in cash during the March 31, 2023.
Additionally, the Company determined that the previously reported amount of accounts payable of positive $5.8 million within the operating activities section of the unaudited condensed consolidated statement of cash flows for the three months ended March 31, 2023 was not adjusted for the impact of the purchases of property, plant and equipment that were not paid for in cash during the three months ended March 31, 2023.
Also, with respect to inventory and property, plant and equipment, the Company determined that the previously disclosed non-cash
investing and financing activities section incorrectly failed to disclose the amounts of purchases of inventory and property, plant and equipment remaining in accounts payable as of March 31, 2023.
The Company evaluated the errors described above (and quantified in the table below), both qualitatively
and
quantitatively
, in accordance with Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin (“SAB”) Topic 1.M, Materiality, codified in ASC 250, Accounting Changes and Error Corrections, and concluded that the errors were not material to the previously issued financial statements taken as a whole. The unaudited consolidated financial statements presented herein as of and for the three months ended March 31, 2023 have been revised to correct the errors described above in accordance with SEC SAB Topic 1.M, as codified in ASC 250.

	For the three months ended March 31, 2023
Unaudited Condensed Consolidated Statement of Cash Flows	As Previously Reported	Adjustment	As Revised
Non-cash lease expense	$(220)	$1,360	$1,140
Provision for excess and obsolete inventory	—	17	17
Provision for excess and obsolete property and equipment	—	117	117
Inventories, net	(1,442)	1,558	116
Operating lease liabilities	274	(1,360)	(1,086)
Accounts payable	5,765	(2,557)	3,208
Accrued Expenses	207	(3,387)	(3,180)
Purchase of property, plant and equipment	(10,815)	3,748	(7,067)
Proceeds from sale of lost-in-hole equipment	5,315	504	5,819
ROU assets obtained in exchange for lease liabilities	2,516	(1,156)	1,360
Purchases of inventory included in accounts payable and accrued expenses and other current liabilities	—	1,575	1,575
Purchases of property and equipment included in accounts payable and accrued expenses and other current liabilities	—	4,369	4,369

NOTE 2 - REVISIONS OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
During the preparation of its consolidated financial statements as of and for the year ended December 31, 2023, the Company identified certain errors in its previously issued consolidated statements of cash flows for the year ended December 31, 2022 and the three months ended March 31, 2023. The errors identified had no impact on the consolidated balance sheets, statements of operations/income and comprehensive income (loss), and statements of changes in redeemable convertible preferred stock and shareholders’ equity for the year ended December 31, 2022 and the three months ended March 31, 2023. As described further below, the Company has revised its previously issued consolidated statement of cash flows for the year ended December 31, 2022 within this Annual Report on Form
10-K.
The Company will revise its consolidated statement of cash flows for the three months ended March 31, 2023 in its future filing of its Quarterly Report on Form
10-Q
as of and for the three months ended March 31, 2024. The following paragraphs describe the errors in the previously issued consolidated statements of cash flows for the year ended December 31, 2022 and the table following these paragraphs presents the quantitative impact of the errors described in the paragraphs below.
Statement of cash flow errors related to leases
The Company determined that the previously reported amount of $9.5 million in ROU assets obtained in exchange for lease liabilities disclosed within the non-cash
investing and financing activities section of the consolidated statement of cash flows for the year ended December 31, 2022 was calculated incorrectly. The calculation of the amount previously reported in the consolidated statement of cash flows incorrectly included amounts for Canadian leases that were excluded from the consolidated balance sheet due to their being immaterial. In addition, the calculation incorrectly included amounts for ROU assets obtained in exchange for lease liabilities whereby the leases had terminated.
Also, with respect to leases, the Company determined that the previously reported amount of non-cash
lease expense of negative $3.8 million within the operating activities section of the consolidated statement of cash flows for the year ended December 31, 2022 was calculated incorrectly. The previously reported amount was calculated as solely the change in ROU assets from December 31, 2021 to December 31, 2022 without taking into account the fact that the change in ROU assets is also impacted by the non-cash
ROU assets obtained in exchange for lease liabilities.
In addition, the Company determined that the previously reported amount of $3.7 million for operating lease liabilities within the changes in operating assets and liabilities section of the consolidated statement of cash flows was calculated incorrectly. The previously reported amount was calculated as solely the change in the operating lease liability from December 31, 2021 to December 31, 2022 without taking into account the fact that the change in the operating lease liability is also impacted by the non-cash
ROU assets obtained in exchange for lease liabilities described above.
Statement of cash flow errors related to inventory and property, plant, and equipment
The Company determined that the previously reported amount of inventories of negative $1.0 million within the changes in operating assets and liabilities section of the consolidated statement of cash flows for the year ended December 31, 2022 was calculated incorrectly. The calculation of the amount previously reported in the consolidated statement of cash flows incorrectly included the non-cash
amounts expensed on the income statement for the provision for excess and obsolete inventory. The provision for excess and obsolete inventory should have been presented separately within the reconciliation of net income to net cash flows from operating activities in the consolidated statement of cash flows for the year ended December 31, 2022.
In addition, the Company determined that the previously reported amount of inventories of negative $1.0 million and accounts payable of negative $1.0 million within the changes in operating assets and liabilities section of the consolidated statement of cash flows for the year ended December 31, 2022 were not adjusted for the impact of the amount of purchases of inventory that were not paid in cash during the year ended December 31, 2022. The previously reported amounts were calculated as solely the changes in inventories and accounts payable from December 31, 2021 to December 31, 2022 without taking into account the fact that the changes in both inventories and accounts payable are also impacted by the amount of inventory that has not yet been paid in cash at period end.
The Company determined that the previously reported amount of proceeds from sale of lost-in-hole
equipment of $20.3 million within the investing activities section of the consolidated statement of cash flows for the year ended December 31, 2022 was calculated incorrectly. The calculation of the amount previously reported in the consolidated statement of cash flows incorrectly included the non-cash
amounts expensed on the income statement for the provision for excess and obsolete property, plant and equipment. The amount for the provision for excess and obsolete property, plant and equipment should have been presented within the reconciliation of net income to net cash flows from operating activities on the consolidated statement of cash flows for the year ended December 31, 2022.
Furthermore, the Company determined that the previously reported amount of purchases of property, plant and equipment of negative $23.8 million within the investing activities section of the consolidated statement of cash flows for the year ended December 31, 2022 was calculated incorrectly. The Company determined that the previously reported amount of purchases of property, plant and equipment was calculated using an incorrect amount for the additions to property, plant and equipment that were not paid for in cash during the year ended December 31, 2022.
Additionally, the Company determined that the previously reported amount of accounts payable of negative $1.0 million within the operating activities section of the consolidated statement of cash flows for the year ended December 31, 2022 was not adjusted for the impact of the purchases of property, plant and equipment that were not paid for in cash during the year ended December 31, 2022.
Also, with respect to inventory and property, plant and equipment, the Company determined that the previously disclosed non-cash
investing and financing activities section incorrectly failed to disclose the amounts of purchases of inventory and property, plant and equipment remaining in accounts payable as of December 31, 2022.
The Company evaluated the errors described above (and quantified in the table below), both qualitatively and quantitatively, in accordance with Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin (“SAB”) Topic 1.M, Materiality, codified in ASC 250, Accounting Changes and Error Corrections, and concluded that the errors were not material to the previously issued financial statements taken as a whole. The consolidated financial statements presented herein as of and for the years ended December 31, 2023 and 2022 have been revised to correct the errors described above in accordance with SEC SAB Topic 1.M, as codified in ASC 250.
The following table presents (in thousands) the effects of the corrections of the errors described above:

	For the year ended December 31, 2022
Consolidated Statement of Cash Flows	As Previously Reported	Adjustment	As Revised
Non-cash lease expense	$(3,768)	$7,907	$4,139
Provision for excess and obsolete inventory	—	45	45
Provision for excess and obsolete property and equipment	—	510	510
Inventories, net	(940)	34	(906)
Operating lease liabilities	3,733	(7,907)	(4,174)
Accounts payable	(981)	(451)	(1,432)
Purchase of property, plant and equipment	(23,753)	(935)	(24,688)
Proceeds from sale of lost-in-hole equipment	20,319	797	21,116
ROU assets obtained in exchange for lease liabilities	9,451	(1,544)	7,907
Purchases of inventory included in accounts payable and accrued expenses and other current liabilities	—	79	79
Purchases of property and equipment included in accounts payable and accrued expenses and other current liabilities	—	372	372